SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2022
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
20.	SEGMENT INFORMATION

IFRS 8 requires operating segments to be identified on the basis of internal reports about components of the Consolidated Entity that are regularly reviewed by the chief operating decision maker in order to allocate resources to the segment and to assess its performance. The Consolidated Entity operates in one segment, being metal and mineral exploration and evaluation in the United States of America.

(a)	Reconciliation of non-current assets by geographical location

	2022	2021
	US$	US$
United States of America	3,819,215	1,044,369
	3,819,215	1,044,369